CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 148,518	$ 143,714
Restricted cash	1,067	6,112
Term deposits	41,724	58,485
Short-term investment		1,765
Accounts receivable, net of allowance for doubtful accounts of $16,386 and $13,646 as of December 31, 2012 and 2013, respectively	246,450	230,693
Prepaid expenses and other current assets	18,662	28,495
Assets held for sale	2,589
Deferred tax assets - current	7,786	8,940
Total current assets	466,796	478,204
Equity method investment	318	250
Property, plant and equipment, net	95,831	67,607
Land use right	24,544	24,378
Intangible assets, net	44,612	55,303
Goodwill	102,222	102,659
Other assets	5,190	5,912
Deferred tax assets - non-current	5,364	3,293
TOTAL ASSETS	744,877	737,606
Current liabilities:
Accounts payable	3,750	3,117
Accrued expenses and other payables	121,758	103,044
Contingent acquisition consideration payable - current	23,456	31,519
Income taxes payable	16,373	13,530
Other taxes payable	14,462	11,531
Deferred tax liability - current	352	411
Total current liabilities	180,151	163,152
Contingent acquisition consideration payable - non-current	4,039	19,900
Unrecognized tax benefits - non-current	969	969
Deferred tax liability - non-current	9,445	11,261
TOTAL LIABILITIES	194,604	195,282
Commitments and contingencies (Note 21)
Pactera Technology International Ltd. shareholders' equity:
Common shares ($0.00139482 par value; 120,000,000 shares authorized; 88,312,068 and 85,503,321 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	119	123
Additional paid-in capital	497,391	502,748
Share issuable in connection with business acquisition	2,503	1,537
Statutory reserve	19,765	16,900
Retained earnings	5,869	897
Accumulated other comprehensive income	24,626	18,780
Total Pactera Technology International Ltd. shareholders' equity	550,273	540,985
Non-controlling interest		1,339
Total equity	550,273	542,324
TOTAL LIABILITIES AND EQUITY	$ 744,877	$ 737,606